787 Seventh Avenue NewYork, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

June 20, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AB Multi-Manager Alternative Fund

Securities Act File No. 333-197049

Investment Company Act File No. 811-22671

Ladies and Gentlemen:

On behalf of AB Multi-Manager Alternative Fund (the “Fund”), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we hereby file via EDGAR transmission Post-Effective Amendment No. 3 to the Fund’s Registration Statement on Form N-2.

Any questions or comments on the Registration Statement should be directed to the undersigned at (212) 728-8992.

Very truly yours,

/s/ Jessica A. Herlihy
Jessica A. Herlihy

Enclosures

cc:	Eric Freed, Esq., AllianceBernstein L.P.

P. Jay Spinola, Esq., Willkie Farr & Gallagher LLP

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